Loans and financing - Schedule of amortization of long-term debt (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-current	R$ 6,502,182	R$ 3,036,929	R$ 2,597,313
Year one
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-current	0
Year two
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-current	743,137	539,378
Year three
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-current	914,343	359,943
Year four
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-current	2,264,451	277,465
Year five
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-current	2,551,701	1,764,136
After year five
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-current	R$ 28,550
Year six
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-current		62,164
After year six
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-current		R$ 33,843